NOTE 10 - MARKETABLE SECURITIES - Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques (Detail) (USD $)	0 Months Ended	12 Months Ended
	May 19, 2014	Dec. 31, 2014	May 19, 2014
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Number of warrants/shares (in Shares)		206,480
Warrant #1 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Stock price, $	$ 8.69		$ 8.69
Exercise price, $	$ 6.42		$ 6.42
Time to maturity, Years	6 months
Annual risk-free rate, %	0.05%
Annualized volatility, %	70.00%
Black-Scholes Value per warrant, $	$ 2.876		$ 2.876
Number of warrants/shares (in Shares)	33,333		33,333
Total value of warrants/shares, $ (in Dollars)	$ 95,866		$ 95,866
Warrant #2 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Stock price, $	$ 4.00	$ 2.00	$ 4.00
Exercise price, $	$ 8.45	$ 8.45	$ 8.45
Time to maturity, Years	6 months	1 year
Annual risk-free rate, %	0.05%	0.22%
Annualized volatility, %	70.00%	120.00%
Black-Scholes Value per warrant, $	$ 0.080	$ 0.25	$ 0.080
Number of warrants/shares (in Shares)	33,333	33,333	33,333
Total value of warrants/shares, $ (in Dollars)	2,666	8,179	2,666
Warrant #3 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Stock price, $	$ 8.00	$ 2.00	$ 8.00
Exercise price, $	$ 7.87	$ 7.87	$ 7.87
Time to maturity, Years	6 months	1 year
Annual risk-free rate, %	0.05%	0.22%
Annualized volatility, %	70.00%	120.00%
Black-Scholes Value per warrant, $	$ 1.616	$ 0.27	$ 1.616
Number of warrants/shares (in Shares)	33,333	33,333	33,333
Total value of warrants/shares, $ (in Dollars)	53,867	8,920	53,867
Warrant #4 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Stock price, $	$ 6.15	$ 2.00	$ 6.15
Exercise price, $	$ 6.95	$ 6.95	$ 6.95
Time to maturity, Years	6 months	1 year
Annual risk-free rate, %	0.05%	0.22%
Annualized volatility, %	70.00%	120.00%
Black-Scholes Value per warrant, $	$ 0.918	$ 0.31	$ 0.918
Number of warrants/shares (in Shares)	33,333	33,333	33,333
Total value of warrants/shares, $ (in Dollars)	30,600	10,318	30,600
Warrant # 5 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Stock price, $	$ 2.01	$ 2.00	$ 2.01
Exercise price, $	$ 3.53	$ 3.53	$ 3.53
Time to maturity, Years	1 year	1 year
Annual risk-free rate, %	0.04%	0.22%
Annualized volatility, %	70.00%	120.00%
Black-Scholes Value per warrant, $	$ 0.214	$ 0.60	$ 0.214
Number of warrants/shares (in Shares)	33,333	33,333	33,333
Total value of warrants/shares, $ (in Dollars)	7,133	20,053	7,133
Warrant # 6 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Stock price, $	$ 2.02	$ 2.00	$ 2.02
Exercise price, $	$ 2.56	$ 2.56	$ 2.56
Time to maturity, Years	1 year	1 year
Annual risk-free rate, %	0.11%	0.22%
Annualized volatility, %	70.00%	120.00%
Black-Scholes Value per warrant, $	$ 0.391	$ 0.77	$ 0.391
Number of warrants/shares (in Shares)	33,333	33,333	33,333
Total value of warrants/shares, $ (in Dollars)	$ 13,033	$ 25,656	$ 13,033